COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
COMMITMENTS AND CONTINGENCIES [Text Block]
15.	COMMITMENTS AND CONTINGENCIES

Environmental

The Company’s exploration and evaluation activities are subject to laws and regulations governing the protection of the environment. These laws and regulations are continually changing and generally becoming more restrictive. The Company believes its activities are materially in compliance with all applicable laws and regulations. The Company has made, and expects to make in the future expenditures to comply with such laws and regulations.

Lease Commitments

The Company has in place a lease agreement for the head office location in Toronto, Canada, (with monthly obligation of U.S. dollar equivalent of Cdn $18,442) to August 2019.